Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Expected Economic Useful Lives	The expected economic useful lives of the Company’s assets are as follows:
Useful life
Property and buildings	35-50 years
Land	Infinite
Leasehold improvements	Lesser of useful life and lease term
Equipment and furniture	2-18 years
Automobiles	4-6 years
Software	5 years

Schedule of Total Revenue by Geographic Areas	The summary of the Company’s total revenue by geographic areas for the six months ended September 30, 2024 and 2023 was as follows
	For the Six Months Ended September 30,
	2024	2023
Japan domestic market	$39,405,153	$25,127,967
Hong Kong market	39,635,197	42,026,698
US market	11,706,214	4,600,752
Other overseas markets	7,256,901	2,408,732
Total revenue	$98,003,465	$74,164,149

Schedule of Total Revenue by Product Categories	The summary of the Company’s total revenue by product categories for the six months ended September 30, 2024 and 2023 was as follows:
	For the Six Months Ended September 30,
	2024	2023
Beauty products	$30,703,408	$16,780,967
Health products	3,446,773	2,563,142
Sundry products	6,509,109	3,441,388
Luxury products	10,150,068	31,551,744
Electronic products	35,128,484	16,541,351
Other products and services (1)	12,065,623	3,285,557
Total revenue	$98,003,465	$74,164,149

(1)	Other products and services include primarily trading cards and food, such as soft drinks, packaged snacks, tea and coffee, fruit juice, and mineral water, and alcoholic beverages, cigarettes, and pet food. It also includes revenue from advertising services through KOLs.

Schedule of Total Revenue by Distribution Channels	The summary of the Company’s total revenue by distribution channels for the six months ended September 30, 2024 and 2023 was as follows:
	For the Six Months Ended September 30,
	2024	2023
Directly-operated physical stores	$6,942,549	$11,618,183
Online stores and services	4,117,979	6,004,400
Franchise stores and wholesale customers	86,942,937	56,541,566
Total revenue	$98,003,465	$74,164,149

Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:
	For the Six Months Ended September 30, 2024		For the Six Months Ended September 30, 2023		March 31, 2024
	Period-end spot rate	Average rate	Period-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against YEN	¥1=US$0.00698	¥1=US$0.00656	¥1=US$0.006692	¥1=US$0.007095	¥1=US$0.00661	¥1=US$0.00692
US$ against HK$	HK$1=US$0.12871	HK$1=US$0.12807	HK$1=US$0.127701	HK$1=US$0.127686	HK$1=US$0.12778	HK$1=US$0.12780
US$ against RMB	RMB1=US$0.14250	RMB1=US$0.13885	RMB1=US$0.137061	RMB1=US$0.140278	RMB1=US$0.13850	RMB1=US$0.13953
US$ against MYR	MYR1=US$0.24266	MYR1=US$0.21780	MYR1=US$0.213047	MYR1=US$0.218627	MYR1=US$0.21175	MYR1=US$0.21548
US$ against CAD	CAD1=US$0.74014	CAD1=US$0.73202	-	-	CAD1=US$0.73855	CAD1=US$0.74162